Organization and description of business (Tables)	12 Months Ended
Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of net assets and income statement of SGOCO (Fujian)
Net assets of SGOCO (Fujian) as of December 31, 2014 (date of disposal):

Book amount
Cash	25
Accounts receivable, trade	32,340
Other receivables	168
Inventories	4,955
Advances to suppliers	75,554
Other current assets	2,108
Plant and equipment, net	132
Short-term loan	(4,086)
Accounts payable, trade	(16,259)
Amounts due to SGOCO and other group entities	(80,404)
Other payables and accrued liabilities	(2,397)
Customer deposits	(595)
Taxes payable	(249)
Deferred tax liabilities	(317)

Net assets as of December 31, 2014 (date of disposal)	10,975

Consideration receivable	10,975
Amounts due to SGOCO and other group entities	80,404

Receivable from sale of a subsidiary	91,379

Income statement of SGOCO (Fujian) from January 1, 2014 to December 31, 2014 (date of disposal):

Revenues	34,696
Cost of goods sold	(33,515)
Total operating expenses	(589)
Total other income (expenses), net	403
Provision for income taxes	(249)
Net income	746